Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 13, 2024 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2023 $ / shares	Jan. 11, 2023 $ / shares
Minimum bid price | $ / shares							$ 16.00	$ 1.00	$ 18.80
Common stock, par value | $ / shares	$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001	0.00001
Preferred stock, par value | $ / shares	0.00001	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Common stock shares issued | shares		2,106,233		2,106,233		2,008,689	1,700,414
Common stock shares outstanding | shares		2,106,233		2,106,233		2,008,689	1,700,414
General and administrative expense		$ 310,038	$ 209,279	$ 634,647	$ 464,633	$ 1,046,854	$ 473,714
Cash FDIC insured amount		250,000		250,000		250,000
Cash, uninsured amount		400,000		400,000		1,849,000
Marketable securitie outstanding balance		1,642,995		1,642,995		2,887,215
Interest income		14,158	19,267	35,611	35,955	79,117
Gain on sale of marketable securities		39,683	1,744	43,720	1,744	4,970
Unrealized loss		27,964	26,534	28,670	(11,528)	(71,568)
Interest income				35,611	35,955	52,855
Marketable securities realized gain loss				43,720	1,744	4,970
Marketable securities unrealized gain loss				28,670	11,528	71,568
Share based compensation				182,611	57,855	181,960	237,547
Marketable securities		(27,964)	(26,534)	(28,670)	11,528	71,568
Research and development, net of contract expense reimbursements				0	608,000	$ 3,500,000	1,000,000.0
Number of reportable operating segments | Integer						1
Research and Development Expense [Member]
Share based compensation		$ 100,000	300,000	$ 200,000	600,000	$ 66,960	131,965
Share based compensation						$ 800,000	$ 500,000
Revision of Prior Period, Error Correction, Adjustment [Member]
General and administrative expense			$ 93,708		$ 182,715
Subsequent Event [Member]
Minimum bid price | $ / shares	$ 1.00
Reverse stock split	1-for-8 reverse stock split
Common stock shares issued | shares	2,111,235
Common stock shares outstanding | shares	2,111,235